Derivative financial instruments - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 8,862,200	£ 7,148,892
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	463,660	249,703
Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 9,501	£ 4,741
Average fixed interest rate (in percent)	4.13%	3.01%
Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 23,015	£ 6,472
Average fixed interest rate (in percent)	4.14%	1.18%
Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 76,439	£ 26,175
Average fixed interest rate (in percent)	3.82%	2.36%
Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 284,969	£ 161,391
Average fixed interest rate (in percent)	3.35%	2.40%
Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 69,736	£ 50,924
Average fixed interest rate (in percent)	2.58%	1.60%
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 35	£ 35
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 35	£ 35
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 2,684	£ 1,542
Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	18	0
Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	470	0
Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	1,648	509
Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	541	1,004
Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	7	29
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	153,639	152,662
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 1,908	£ 1,904
Average fixed interest rate (in percent)	0.95%	1.51%
Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 5,778	£ 12,765
Average fixed interest rate (in percent)	1.72%	0.17%
Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 19,353	£ 37,488
Average fixed interest rate (in percent)	2.03%	0.72%
Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 87,119	£ 64,307
Average fixed interest rate (in percent)	2.90%	1.92%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional amount	£ 39,481	£ 36,198
Average fixed interest rate (in percent)	2.00%	1.94%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	1.38
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.15	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.14	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.14	1.15
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.08	1.10
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.07	1.04
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.25	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.23	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.25	1.24
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.24	1.25
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0